Investment Securities (Details 3)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) integer	Dec. 30, 2021 USD ($) integer
Fair value less than 12 months		$ 4,075,401	$ 147,512,619
Unrealized loss less than 12 months		23,090	1,629,983
Fair value 12 months or more		520,546	10,730,872
Unrealized loss 12 months or more		$ 11,106	$ 293,002
Number of securities | integer		8	144
Fair value		$ 4,595,947	$ 158,243,491
Unrealized loss		34,196	1,922,985
Unrealized loss	$ 1,922,985	34,196
Taxable municipal securities
Fair value less than 12 months			298,733
Unrealized loss less than 12 months			1,267
Fair value 12 months or more			0
Unrealized loss 12 months or more			$ 0
Number of securities | integer			1
Fair value			$ 298,733
Unrealized loss	1,267
Tax-exempt municipal securities
Fair value less than 12 months			330,212
Unrealized loss less than 12 months			67
Fair value 12 months or more			0
Unrealized loss 12 months or more			$ 0
Number of securities | integer			1
Fair value			$ 330,212
Unrealized loss	67
Other investments
Fair value less than 12 months			491,606
Unrealized loss less than 12 months			4,394
Fair value 12 months or more			0
Unrealized loss 12 months or more			$ 0
Number of securities | integer			2
Fair value			$ 491,606
Unrealized loss	4,394	0
U.S. Government securities
Fair value less than 12 months			32,041,041
Unrealized loss less than 12 months			333,894
Fair value 12 months or more			0
Unrealized loss 12 months or more			$ 0
Number of securities | integer			46
Fair value			$ 32,041,041
Unrealized loss			333,894
Unrealized loss	333,894
CMO [Member]
Fair value less than 12 months			1,420,458
Unrealized loss less than 12 months			30,891
Fair value 12 months or more			0
Unrealized loss 12 months or more			$ 0
Number of securities | integer			3
Fair value			$ 1,420,458
Unrealized loss	30,891
Agency mortgage-backed securities (Agency MBS) [Member]
Fair value less than 12 months		2,076,167	107,061,452
Unrealized loss less than 12 months		19,845	1,128,587
Fair value 12 months or more		520,546	8,809,493
Unrealized loss 12 months or more		$ 11,106	$ 214,381
Number of securities | integer		6	84
Fair value		$ 2,596,713	$ 115,870,945
Unrealized loss	1,342,968	30,951
U.S. GSE debt securities [Member]
Fair value less than 12 months		1,999,234	5,869,117
Unrealized loss less than 12 months		3,245	130,883
Fair value 12 months or more		0	1,921,379
Unrealized loss 12 months or more		$ 0	$ 78,621
Number of securities | integer		2	7
Fair value		$ 1,999,234	$ 7,790,496
Unrealized loss		3,245	$ 209,504
Unrealized loss	$ 209,504	$ 3,245